ORGANIZATION AND NATURE OF OPERATIONS (Details)	12 Months Ended
Dec. 31, 2025
GameNow.net (Hong Kong) Ltd. ("GameNow Hong Kong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2000-01
Place of registration	Hong Kong
Legal Ownership	100.00%
China The9 Interactive Limited ("C9I")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2003-10
Place of registration	Hong Kong
Legal Ownership	100.00%
China The9 Interactive (Beijing) Ltd. ("C9I Beijing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-03
Place of registration	PRC
Legal Ownership	100.00%
JiuTuo (Shanghai) Information Technology Ltd. ("Jiu Tuo")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-07
Place of registration	PRC
Legal Ownership	100.00%
China Crown Technology Ltd. ("China Crown Technology")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-11
Place of registration	Hong Kong
Legal Ownership	100.00%
Shanghai Jiu Gang Electronic Technology Ltd. ("Jiu Gang")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2014-12
Place of registration	PRC
Legal Ownership	100.00%
Asian Way Development Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-11
Place of registration	Hong Kong
Legal Ownership	100.00%
Terry First Limited ("Terry First")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-06
Place of registration	UK
Legal Ownership	100.00%
Lucky Pure Limited ("Lucky Pure")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-09
Place of registration	Cayman Islands
Legal Ownership	100.00%
Gamewinhub Limited("Gamewinhub")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2023-07
Place of registration	Hong Kong
Legal Ownership	100.00%
Vast Ocean International Limited("Vast Ocean")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-04
Place of registration	Hong Kong
Legal Ownership	100.00%
The9 Singapore Pte. Ltd. ("The9 Singapore")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2010-04
Place of registration	Singapore
Legal Ownership	100.00%
1111 Limited ("1111")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2018-01
Place of registration	Hong Kong
Legal Ownership	100.00%
Supreme Exchange Limited ("Supreme")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2018-12
Place of registration	Malta
Legal Ownership	90.00%
BET 111 Ltd. ("Bet 111")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-01
Place of registration	Malta
Legal Ownership	90.00%
Coin Exchange Ltd ("Coin")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-01
Place of registration	Malta
Legal Ownership	90.00%
The9 EV Limited ("The9 EV")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-05
Place of registration	Hong Kong
Legal Ownership	100.00%
NBTC Limited ("NBTC")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-06
Place of registration	Hong Kong
Legal Ownership	100.00%
Huiling Computer Technology Consulting (Shanghai) Co. Ltd. ("Huiling")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-03
Place of registration	PRC
Legal Ownership	100.00%
Leixian Information Technology (Shanghai) Co., Ltd. ("Leixian")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-03
Place of registration	PRC
Legal Ownership	100.00%
Shanghai Yuyou Network Technology Co., Ltd. ("Yuyou")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2016-12
Place of registration	PRC
Legal Ownership	100.00%
Shanghai Yuanyu Network Technology Co., Ltd. ("Yuanyu")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2023-11
Place of registration	PRC
Legal Ownership	100.00%
Hangzhou Niuxin Technology Co., Ltd. ("Niuxin")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-08
Place of registration	PRC
Legal Ownership	100.00%
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT" or the "VIE") (Note 5)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2000-09
Place of registration	PRC
Shanghai Big data culture media Co., Ltd("Big data")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-04
Place of registration	PRC
Legal Ownership	68.0078%
Silver Express Investments Ltd. ("Silver Express")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-11
Place of registration	Hong Kong
Legal Ownership	100.00%
Shanghai Jiushi Interactive Network Technology Co., Ltd. ("Jiushi")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2011-07
Place of registration	PRC
Legal Ownership	80.00%
Shanghai ShencaiChengjiu Information Technology Co., Ltd. ("SH Shencai")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2015-05
Place of registration	PRC
Legal Ownership	60.00%
Shanghai Zhiaojiqi Information Technology Co., Ltd. ("Shanghai Zhiaojiqi")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2015-11
Place of registration	PRC
Legal Ownership	100.00%
Wuxi Interest Dynamic Network Technology Co., Ltd. ("Wuxi Qudong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2016-06
Place of registration	PRC
Legal Ownership	100.00%
Shanghai Shuwan Culture Co., Ltd. ("shuwan")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-07
Place of registration	PRC
Legal Ownership	60.00%
Shanghai Zhongxinshun Network Technology Co., Ltd. ("Zhongxinshun")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2025-01
Place of registration	PRC
Legal Ownership	51.00%
Shenzhen Shuzhi Technology Co., Ltd. ("Shuzhi" )
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2024-12
Place of registration	PRC
Legal Ownership	100.00%
Shanghai Mengxiang Hulian Digital Technology Co., Ltd ("Mengxiang Hulian")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2011-06
Place of registration	PRC
Legal Ownership	20.00%